Interests in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of interests in associates and joint ventures [abstract]
Schedule of interests in associates and joint ventures

(in millions of euros)	2019	2018	2017
Interests in associates - in the opening balance	104	77	130
Dividends	(2)	(3)	—
Share of profits (losses)	8	3	6
Impairment	0	—	—
Change in components of other comprehensive income	—	—	(9)
Changes in the scope of consolidation	2	(1)	(3)
Translation adjustment	(4)	5	(2)
Reclassifications and other items	(5)	23	(45)
Reclassification as held for sale	—	—	—
Interests in associates - in the closing balance	103	104	77

Schedule of other comprehensive income of associates and joint ventures

(in millions of euros)	2019	2018	2017
Profit (loss) recognized in other comprehensive income during the period	—	—	(9)
Reclassification to net income for the period	—	—	—
Other comprehensive income of associates and joint venture – continuing operations	—	—	(9)

Schedule of operations performed between the Group and the interests in associates and joint ventures

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Assets
Non-current financial assets	—	0	2
Trade receivables	37	31	30
Current financial assets	2	(1)	(2)
Other current assets	1	—	0
Liabilities
Current financial liabilities	—	7	4
Trade payables	10	9	8
Other current liabilities	0	—	—
Deferred income	—	—	—
Income statement
Revenue	10	13	15
Other operating income	7	8	18
External purchases and other operating expenses	(10)	(66)	(57)
Finance cost, net	1	—	0